SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - Authorized share capital (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2015
Share-based Payment Arrangements [Abstract]
Number of shares issued	311,362,031	227,401,681
Number of shares outstanding	312,775,761	311,362,031	223,726,156